Property and Equipment (Details Narrative) (Sound Concepts, Inc.) - USD ($)	11 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Depreciation expense			$ 20,000	$ 22,000
Sound Concepts, Inc. [Member]
Depreciation expense	$ 32,000	$ 82,000		59,000	$ 67,000
Gain loss of disposed property and equipment	20,000
Property and equipment disposal	20,000
Sound Concepts, Inc. [Member] | Property and Equipment [Member]
Gain loss of disposed property and equipment				$ 54,000
Sound Concepts, Inc. [Member] | Vehicles [Member]
Gain loss of disposed property and equipment	$ 45,000